Discontinued operations - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 92,390	$ 15,936	$ 6,155
Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	23,070	10,425	6,155
Goods transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	78,737	5,413	0
Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	12,945	10,367	6,155
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,782	29,050
Discontinued operations | Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	2,394	3,938	15,725
Discontinued operations | United Kingdom
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	1,798	2,780	2,816
Discontinued operations | Taiwan
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	4,835	7,092	9,325
Discontinued operations | Rest of the world
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	578	972	1,184
Discontinued operations | Goods transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	0	1,415
Discontinued operations | Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,782	27,635
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	97	13,462
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	97	12,916
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | United Kingdom
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	0	546
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Goods transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	0	1,415
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	97	12,047
Discontinued operations | Diagnostics - sale of precision oncology services
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,685	15,588
Discontinued operations | Prevention and Diagnostics
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,782	29,050
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,685	15,588
Discontinued operations | ACT genomics | Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	2,394	3,840	2,809
Discontinued operations | ACT genomics | United Kingdom
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	1,798	2,780	2,270
Discontinued operations | ACT genomics | Taiwan
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	4,835	7,092	9,325
Discontinued operations | ACT genomics | Rest of the world
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	578	973	1,184
Discontinued operations | ACT genomics | Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 9,605	$ 14,685	$ 15,588